Deposits, Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Prepaid Expenses And Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following
	As of December 31, 2022	As of December 31, 2023
	US$	US$
Deposits for office spaces leases	78	89
Advance to vendors	—	223
Deductible VAT tax	562	567
Other current assets(ii)	481	462
Deposits, prepayments and other current assets, cost	1,121	1,341
Less: bad debt provision	—	—
Deposits, prepayments and other current assets, net	1,121	1,341
(i)	Advance to vendors mainly consists of the advance payments to suppliers of bitcoin miners.
(ii)	Other current assets mainly consist of the advance payment to service providers and deposit to the power supplier in connection with the Company’s hosting service.